Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025		Dec. 31, 2024		Dec. 31, 2023
Schedule of Accrued Expenses and Other Current Liabilities [Line Items]
Lawsuit provision	$ 1,595	[1]	$ 7,360	[1],[2]		[2]
Payroll payable	7,669		6,137		3,235
Accrued expense	5,518		4,343		3,659
Output VAT	653		627	[3]	1,630	[3]
Warranty provisions	522		472		989
Interest payable					206
Borrowing from a third party	172		172		272
Others	342		129		215
Total	56,178		56,821		33,115
Contingent liabilities of Jinghong Dispute [Member]
Schedule of Accrued Expenses and Other Current Liabilities [Line Items]
Contingent liabilities	25,030	[4]	22,904	[4],[5]	22,909	[5]
Contingent liabilities of Loop Dispute [Member]
Schedule of Accrued Expenses and Other Current Liabilities [Line Items]
Contingent liabilities	$ 14,677	[6]	$ 14,677	[6],[7]		[7]

[1]	Lawsuit provision represented liabilities accrual for closed and on-going lawsuits the Group did not pay or make settlement. The Group regularly reviews these contingencies to determine whether its accruals are adequate. The amount of ultimate loss may differ from these estimates. As of June 30, 2025 and the issuance date of the unaudited condensed consolidated financial statements, there are three different on-going lawsuits in the total estimated amount of RMB6.3 million (US$0.9 million). The remaining amount of the balance is about other thirteen closed lawsuits of RMB5.1 million (US$0.7 million), which consists of unpaid claim amount, penalty and accrued interests.
[2]	Lawsuit provision represented liabilities accrual for closed and on-going lawsuits the Group did not pay or make settlement. The Group regularly reviews these contingencies to determine whether its accruals are adequate. The amount of ultimate loss may differ from these estimates. As of December 31, 2024 and the issuance date of the consolidated financial statements, there are six different on-going lawsuits in the total estimated amount of RMB49.8 million (US$6.8 million). The remaining amount of the balance is about other six closed lawsuits of RMB3.9 million (US$0.6 million), which consists of unpaid claim amount, penalty and accrued interests.
[3]	The amounts of output VAT cannot be offset against input tax, since they are arising from different legal entities.
[4]	On May 18, 2022, Tianjin Jinghong Investment Development Group Co., Ltd. (“Jinghong”) filed proceedings with the Group. And the verdict was issued on July 20, 2023 that the Group was ordered to bear a total amount of approximately RMB162.7 million (US$22.9 million), covering equity transfer consideration, disbursement and other relevant expense, which was recognized in accrued expense and other liabilities as of December 31, 2023. As of June 30, 2025, the amount increased to RMB179.3 million (US$25.0 million) with RMB12.1 million (US$1.7 million) of interests accrued on continuous extensions for the first half of 2025. As of the issuance date of the unaudited condensed consolidated financial statements, the amount remains outstanding.
[5]	On May 18, 2022, Tianjin Jinghong Investment Development Group Co., Ltd. (“Jinghong”) filed proceedings with the Group. And the verdict was issued on July 20, 2023 that the Group was ordered to bear a total amount of approximately RMB162.7 million (US$22.9 million), covering equity transfer consideration, disbursement and other relevant expense, which was recognized in accrued expense and other liabilities as of December 31, 2023. As of December 31, 2024 and the issuance date of the consolidated financial statements, this amount remains outstanding.
[6]	On May 3, 2023, a winding up petition was brought by Loop Capital Markets LLC (“Loop Capital”) against ICONIQ before Cayman Grand Court (the “Loop Capital Petition”), claiming a total amount of US$10.1 million and warrants totaling 2 million units pursuant to an engagement letter dated February 11, 2022. The dispute was concluded in January 2025 and the Group was ordered by the arbitrator to pay a total of US$14.7 million to settle all claims and counterclaims. As of June 30, 2025 and the issuance date of the unaudited condensed consolidated financial statements, this amount remains outstanding.
[7]	On May 3, 2023, a winding up petition was brought by Loop Capital Markets LLC (“Loop Capital”) against ICONIQ before Cayman Grand Court (the “Loop Capital Petition”), claiming a total amount of US$10.1 million and warrants totaling 2 million units pursuant to an engagement letter dated February 11, 2022. The dispute was concluded in January 2025 and the Group was ordered by the arbitrator to pay a total of US$14.7 million to settle all claims and counterclaims.